N-4	Dec. 13, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Dec. 13, 2024
Amendment Flag	false
Nationwide Destination B (2.0)
Prospectus:
Some Portfolio Companies not Available for All Benefits [Text Block]	Custom Choice Asset Rebalancing Service Investment OptionsContract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.For applications signed on or after February 7, 2025:
	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	30% - 100%	0% - 100%	0% - 100%
Group B	0% - 70%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
Underlying Mutual Fund	Group A	Group B	Group C
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F)		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class)		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II)		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares		X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
Underlying Mutual Fund	Group A	Group B	Group C
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II		X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Underlying Mutual Fund	Group A	Group B	Group C
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II		X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S		X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A		X
For applications signed before February 7, 2025:
	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	40% - 100%	0% - 100%	0% - 100%
Group B	0% - 60%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F)		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2			X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class)		X
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Underlying Mutual Fund	Group A	Group B	Group C
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares			X
Invesco - Invesco V.I. Global Fund: Series II		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II)		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class	X
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
Underlying Mutual Fund	Group A	Group B	Group C
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II			X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II		X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
Underlying Mutual Fund	Group A	Group B	Group C
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A			X

Nationwide Destination B (2.0) | CustomChoiceAssetRebalancingServiceMember
Prospectus:
Operation of Benefit [Text Block]	For applications signed on or after February 7, 2025, Nationwide is making the following updates:1)Changes to the Group A and Group B allocation limitations under the Custom Choice Asset Rebalancing Service for Contract Owners that elect the Nationwide Lifetime Income Rider Plus Core optional benefit; and2)Changes to the Sub-Account that comprise Groups A, B, and C under the Custom Choice Asset Rebalancing Service for Contract Owners that elect one of the following optional benefits:•Nationwide Lifetime Income Rider Plus Core•Nationwide Lifetime Income Rider Plus Accelerated•Nationwide Lifetime Income Rider Plus Max